Revenue (Tables)	12 Months Ended
Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Schedule of disaggregation of revenue
The following table presents our revenues disaggregated by primary geographical markets and revenues by major products and services:

	Year Ended December 31,
	2018	2017	2016

Primary geographical markets
United States (“U.S.”)	$8,324	$7,084	$5,760
United Kingdom (“U.K.”)	1,658	1,402	1,257
Other countries(1)	5,469	4,608	3,825
Total revenues(2)	$15,451	$13,094	$10,842

Major products and services
Transaction revenues	$13,709	$11,501	$9,585
Other value added services	1,742	1,593	1,257
Total revenues(2)	$15,451	$13,094	$10,842

(1) No single country included in the other countries category generated more than 10% of total revenue.
(2) Total revenues include interest, fees and gains earned on loan and interest receivables, net and held for sale portfolio, as well as hedging gains or losses and interest earned on certain PayPal customer balances of $1.2 billion, $1.3 billion and $1.0 billion for the years ended December 31, 2018, 2017, and 2016, respectively, which do not represent revenues recognized in the scope of ASC Topic 606, Revenue from contracts with customers.